Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 31, 2025	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	SCT Total for PEO Sullivan ($)(1)	CAP for PEO Sullivan ($)(2)(3)	SCT Total for PEO Lowrey ($)(1)	CAP for PEO Lowrey ($)(2)(3)	Avg SCT Total to Non-PEO NEOs ($)(1)	Avg CAP to Non-PEO NEOs ($)(2)(3)	Value ($) of Initial Fixed $100 Investment Based on:
							Company TSR ($)	Peer TSR ($)(4)	Net Income ($MM)	Adjusted EPS ($)(5)
2025	11,408,423	10,535,839	18,631,646	16,746,913	11,779,023	11,247,576	184	201	3,576	14.78

2024			28,168,258	32,739,805	11,728,856	13,551,048	184	186	2,727	13.73

2023			19,213,328	17,490,622	9,700,487	8,781,582	154	149	2,488	12.85

2022			20,093,608	10,248,958	9,324,926	5,172,084	140	136	(1,438)	11.29

2021			19,799,737	31,070,154	9,879,467	15,228,582	145	136	7,724	12.68
(1)
The principal executive officers (PEO) for 2025 are Andrew F. Sullivan and Charles F. Lowrey. The PEO for 2021-2024 was Mr. Lowrey. The non-PEO named executive officers (NEOs) for 2025 are: Yanela C. Frias, Jacques P. Chappuis, Robert M. Falzon, Scott E. Case and Caroline A. Feeney. The non-PEO NEOs for 2024 are: Ms. Frias, Messrs. Tanji, Falzon and Sullivan and Ms. Feeney. The non-PEO NEOs for 2023 are: Messrs. Tanji, Falzon and Sullivan and Ms. Feeney. The non-PEO NEOs for 2021 and 2022 are: Messrs. Tanji, Falzon and Sullivan and Scott G. Sleyster.

(2)
The amounts reported as Compensation Actually Paid (CAP) to our PEO and Average CAP to Non-PEO NEOs are derived from Summary Compensation Table (SCT) Totals, as seen below.

(3)
Prior period amounts are not restated for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

(4)
The peer group reflected is a Financial Services Composite Index, which is the average of the S&P 500 Life & Health Insurance and S&P 500 Diversified Financials indices.

(5)
Adjusted EPS is calculated as described in Appendix A to this Proxy Statement and is subject to the standard adjustments described in Annual Incentive Awards section within the CD&A. Adjusted EPS reflects estimates as of January of the following year.

PEO SCT Total to CAP Reconciliation for Sullivan
		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards and Incremental Value of Modification ($)	Pension Service Cost ($)	Above Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Fair Value of Stock and Option Awards Granted That Vested ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)(1)	CAP ($)
2025	11,408,423	569,312	4,618,266	94,004	0	5,001,362	(1,071,992)	0	(180,545)	472,165	10,535,839

(1)
Reflects dividend equivalents paid in the calendar year from any prior grants and does not include dividend equivalents accrued during that year from such grants.

PEO SCT Total to CAP Reconciliation for Lowrey
		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards and Incremental Value of Modification ($)	Pension Service Cost ($)	Above Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Fair Value of Stock and Option Awards Granted That Vested ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)(1)	CAP ($)
2025	18,631,646	950,938	12,930,897	88,760	0	14,003,546	(2,916,533)	0	(509,010)	1,330,339	16,746,913

2024	28,168,258	1,247,861	20,889,309	272,604	0	15,212,225	4,525,617	0	4,910,957	1,787,314	32,739,805

2023	19,213,328	691,074	13,000,041	327,611	0	12,879,181	(2,405,305)	0	196,953	969,969	17,490,622

2022	20,093,608	1,016,309	12,500,145	443,465	4,459	6,327,527	(5,156,618)	0	1,154,676	898,296	10,248,958

2021	19,799,737	781,247	11,300,123	439,898	10,452	17,273,653	5,017,220	0	170,415	440,148	31,070,154

(1)
Reflects dividend equivalents paid in the calendar year from any prior grants and does not include dividend equivalents accrued during that year from such grants.

Average Non-PEO NEOs SCT Total to CAP Reconciliation
		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards and Incremental Value of Modification ($)	Pension Service Cost ($)	Above Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Fair Value of Stock and Option Awards Granted That Vested ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)	CAP ($)
2025	11,779,023	473,021	6,179,476	58,544	0	6,009,842	(717,166)	576,547	(175,254)	368,536	11,247,576

2024	11,728,856	443,334	7,444,978	111,816	0	5,335,831	1,723,258	209,719	1,660,785	669,096	13,551,048

2023	9,700,487	675,099	5,787,638	146,744	0	5,733,832	(905,460)	0	82,278	486,438	8,781,582

2022	9,324,926	47,351	5,600,107	216,251	1,832	2,834,755	(2,452,765)	0	504,637	389,908	5,172,084

2021	9,879,467	275,707	5,350,094	206,194	4,213	8,178,284	2,310,256	0	75,981	199,986	15,228,582

Company Selected Measure Name			AdjustedEPS
Named Executive Officers, Footnote
(1)
The principal executive officers (PEO) for 2025 are Andrew F. Sullivan and Charles F. Lowrey. The PEO for 2021-2024 was Mr. Lowrey. The non-PEO named executive officers (NEOs) for 2025 are: Yanela C. Frias, Jacques P. Chappuis, Robert M. Falzon, Scott E. Case and Caroline A. Feeney. The non-PEO NEOs for 2024 are: Ms. Frias, Messrs. Tanji, Falzon and Sullivan and Ms. Feeney. The non-PEO NEOs for 2023 are: Messrs. Tanji, Falzon and Sullivan and Ms. Feeney. The non-PEO NEOs for 2021 and 2022 are: Messrs. Tanji, Falzon and Sullivan and Scott G. Sleyster.

Peer Group Issuers, Footnote			(4) The peer group reflected is a Financial Services Composite Index, which is the average of the S&P 500 Life & Health Insurance and S&P 500 Diversified Financials indices.
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation for Sullivan
		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards and Incremental Value of Modification ($)	Pension Service Cost ($)	Above Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Fair Value of Stock and Option Awards Granted That Vested ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)(1)	CAP ($)
2025	11,408,423	569,312	4,618,266	94,004	0	5,001,362	(1,071,992)	0	(180,545)	472,165	10,535,839

(1)
Reflects dividend equivalents paid in the calendar year from any prior grants and does not include dividend equivalents accrued during that year from such grants.
PEO SCT Total to CAP Reconciliation for Lowrey
		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards and Incremental Value of Modification ($)	Pension Service Cost ($)	Above Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Fair Value of Stock and Option Awards Granted That Vested ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)(1)	CAP ($)
2025	18,631,646	950,938	12,930,897	88,760	0	14,003,546	(2,916,533)	0	(509,010)	1,330,339	16,746,913

2024	28,168,258	1,247,861	20,889,309	272,604	0	15,212,225	4,525,617	0	4,910,957	1,787,314	32,739,805

2023	19,213,328	691,074	13,000,041	327,611	0	12,879,181	(2,405,305)	0	196,953	969,969	17,490,622

2022	20,093,608	1,016,309	12,500,145	443,465	4,459	6,327,527	(5,156,618)	0	1,154,676	898,296	10,248,958

2021	19,799,737	781,247	11,300,123	439,898	10,452	17,273,653	5,017,220	0	170,415	440,148	31,070,154
(1)
Reflects dividend equivalents paid in the calendar year from any prior grants and does not include dividend equivalents accrued during that year from such grants.

Non-PEO NEO Average Total Compensation Amount			$ 11,779,023	$ 11,728,856	$ 9,700,487	$ 9,324,926	$ 9,879,467
Non-PEO NEO Average Compensation Actually Paid Amount			$ 11,247,576	13,551,048	8,781,582	5,172,084	15,228,582
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO NEOs SCT Total to CAP Reconciliation
		Deductions from SCT Total		Additions to SCT Total
Year	SCT Total ($)	Change in Pension Value ($)	Grant Date Fair Value of Stock and Option Awards and Incremental Value of Modification ($)	Pension Service Cost ($)	Above Market Interest on Supplemental Employee Savings Plan ($)	Fair Value of Stock and Option Awards Granted as of FY End ($)	Change in Value of Prior Year Stock and Option Awards Unvested as of FY End ($)	Fair Value of Stock and Option Awards Granted That Vested ($)	Change in Value of Prior Year Stock and Option Awards That Vested ($)	Dividend Equivalents Paid ($)	CAP ($)
2025	11,779,023	473,021	6,179,476	58,544	0	6,009,842	(717,166)	576,547	(175,254)	368,536	11,247,576

2024	11,728,856	443,334	7,444,978	111,816	0	5,335,831	1,723,258	209,719	1,660,785	669,096	13,551,048

2023	9,700,487	675,099	5,787,638	146,744	0	5,733,832	(905,460)	0	82,278	486,438	8,781,582

2022	9,324,926	47,351	5,600,107	216,251	1,832	2,834,755	(2,452,765)	0	504,637	389,908	5,172,084

2021	9,879,467	275,707	5,350,094	206,194	4,213	8,178,284	2,310,256	0	75,981	199,986	15,228,582

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income			Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid vs. Adjusted EPS
Total Shareholder Return Vs Peer Group			Comparison of Cumulative Multi-year TSR
Tabular List, Table

Most Important Financial Performance Measures
Adjusted Earnings Per Share (EPS), Return on Equity (ROE) and Adjusted Book Value Per Share (BVPS) are the most important metrics we used to link our named executive officers’ Compensation Actually Paid to our performance for 2025. These metrics, and why we selected them, are further described in the CD&A.

Total Shareholder Return Amount			$ 184	184	154	140	145
Peer Group Total Shareholder Return Amount			201	186	149	136	136
Net Income (Loss)			$ 3,576,000,000	$ 2,727,000,000	$ 2,488,000,000	$ (1,438,000,000)	$ 7,724,000,000
Company Selected Measure Amount | $ / shares			14.78	13.73	12.85	11.29	12.68
PEO Name	Charles F. Lowrey	Andrew F. Sullivan
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Earnings Per Share (EPS)
Non-GAAP Measure Description
(5)
Adjusted EPS is calculated as described in Appendix A to this Proxy Statement and is subject to the standard adjustments described in Annual Incentive Awards section within the CD&A. Adjusted EPS reflects estimates as of January of the following year.

Measure:: 2
Pay vs Performance Disclosure
Name			Return on Equity (ROE)
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Book Value Per Share (BVPS)
Andrew F. Sullivan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 11,408,423
PEO Actually Paid Compensation Amount			10,535,839
Charles F. Lowrey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			18,631,646	$ 28,168,258	$ 19,213,328	$ 20,093,608	$ 19,799,737
PEO Actually Paid Compensation Amount			16,746,913	32,739,805	17,490,622	10,248,958	31,070,154
PEO | Andrew F. Sullivan [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(569,312)
PEO | Andrew F. Sullivan [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			94,004
PEO | Andrew F. Sullivan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,618,266)
PEO | Andrew F. Sullivan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,001,362
PEO | Andrew F. Sullivan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,071,992)
PEO | Andrew F. Sullivan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Andrew F. Sullivan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(180,545)
PEO | Andrew F. Sullivan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			472,165
PEO | Andrew F. Sullivan [Member] | Above-Market Interest on Supplemental Employee Savings Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Charles F. Lowrey [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(950,938)	(1,247,861)	(691,074)	(1,016,309)	(781,247)
PEO | Charles F. Lowrey [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			88,760	272,604	327,611	443,465	439,898
PEO | Charles F. Lowrey [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,930,897)	(20,889,309)	(13,000,041)	(12,500,145)	(11,300,123)
PEO | Charles F. Lowrey [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,003,546	15,212,225	12,879,181	6,327,527	17,273,653
PEO | Charles F. Lowrey [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,916,533)	4,525,617	(2,405,305)	(5,156,618)	5,017,220
PEO | Charles F. Lowrey [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Charles F. Lowrey [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(509,010)	4,910,957	196,953	1,154,676	170,415
PEO | Charles F. Lowrey [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,330,339	1,787,314	969,969	898,296	440,148
PEO | Charles F. Lowrey [Member] | Above-Market Interest on Supplemental Employee Savings Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	4,459	10,452
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(473,021)	(443,334)	(675,099)	(47,351)	(275,707)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			58,544	111,816	146,744	216,251	206,194
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,179,476)	(7,444,978)	(5,787,638)	(5,600,107)	(5,350,094)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,009,842	5,335,831	5,733,832	2,834,755	8,178,284
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(717,166)	1,723,258	(905,460)	(2,452,765)	2,310,256
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			576,547	209,719	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(175,254)	1,660,785	82,278	504,637	75,981
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			368,536	669,096	486,438	389,908	199,986
Non-PEO NEO | Above-Market Interest on Supplemental Employee Savings Plan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 1,832	$ 4,213